FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2025:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,546	$3,546
Accounts and other receivable, net (current and non-current) (1)	—	—	7,725	7,725
Financial assets (current and non-current) (2) (3)	879	5,072	6,532	12,483
Total (4)	$879	$5,072	$17,803	$23,754
Financial liabilities
Accounts payable and other (current and non-current) (2) (5)	$144	$57	$7,046	$7,247
Borrowings (current and non-current)	—	—	43,749	43,749
Total	$144	$57	$50,795	$50,996
____________________________________
(1)Includes a receivable of $2,412 million related to the tax benefits at the partnership’s advanced energy storage operation. Refer to Note 2(ad)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)FVOCI includes $584 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.
(4)Total financial assets include $3,284 million of assets pledged as collateral.
(5)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,941 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,239	$3,239
Accounts and other receivable, net (current and non-current) (1)	—	—	6,279	6,279
Financial assets (current and non-current) (2)	937	4,767	6,667	12,371
Total (3)	$937	$4,767	$16,185	$21,889
Financial liabilities
Accounts payable and other (2) (4)	$170	$187	$8,194	$8,551
Borrowings (current and non-current)	—	—	38,862	38,862
Total	$170	$187	$47,056	$47,413
____________________________________
(1)Includes a receivable of $1,341 million related to the tax benefits at the partnership’s advanced energy storage operation. Refer to Note 2(ad)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $3,032 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $8,140 million.

(US$ MILLIONS)	2025	2024
Current
Marketable securities	$544	$571
Restricted cash	83	165
Derivative assets	95	185
Loans and notes receivable	328	396
Other financial assets (1)	180	220
Total current	$1,230	$1,537
Non-current
Marketable securities (2)	$3,093	$2,333
Restricted cash	68	63
Derivative assets	135	337
Loans and notes receivable (3)	5,774	5,734
Other financial assets (1)	2,183	2,367
Total non-current	$11,253	$10,834
____________________________________
(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the partnership’s residential mortgage insurer and convertible preferred shares held in the partnership’s audience measurement operation.
(2)Marketable securities include $584 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.
(3)Loans and notes receivable includes $5,110 million (2024: $5,014 million) of mortgage receivables related to the partnership’s Australian asset manager and lender.

(US$ MILLIONS)	2025	2024
Current, net	$6,550	$5,178
Non-current, net
Accounts receivable	397	449
Retainer on customer contract	58	55
Billing rights	720	597
Total non-current, net	$1,175	$1,101
Total (1)	$7,725	$6,279
____________________________________
(1)Includes a receivable of $2,412 million (December 31, 2024: $1,341 million) related to the tax benefits at the partnership’s advanced energy storage operation. Refer to Note 2(ad)(i) for additional details.
The following table summarizes the change in the loss allowance for bad debts on accounts and other receivables for the years ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Loss allowance - beginning	$348	$204
Add: increase in allowance	74	240
Deduct: bad debt write-offs	(52)	(50)
Foreign currency translation and other	45	(46)
Loss allowance - ending	$415	$348

Schedule of Financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2025:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,546	$3,546
Accounts and other receivable, net (current and non-current) (1)	—	—	7,725	7,725
Financial assets (current and non-current) (2) (3)	879	5,072	6,532	12,483
Total (4)	$879	$5,072	$17,803	$23,754
Financial liabilities
Accounts payable and other (current and non-current) (2) (5)	$144	$57	$7,046	$7,247
Borrowings (current and non-current)	—	—	43,749	43,749
Total	$144	$57	$50,795	$50,996
____________________________________
(1)Includes a receivable of $2,412 million related to the tax benefits at the partnership’s advanced energy storage operation. Refer to Note 2(ad)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)FVOCI includes $584 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.
(4)Total financial assets include $3,284 million of assets pledged as collateral.
(5)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,941 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,239	$3,239
Accounts and other receivable, net (current and non-current) (1)	—	—	6,279	6,279
Financial assets (current and non-current) (2)	937	4,767	6,667	12,371
Total (3)	$937	$4,767	$16,185	$21,889
Financial liabilities
Accounts payable and other (2) (4)	$170	$187	$8,194	$8,551
Borrowings (current and non-current)	—	—	38,862	38,862
Total	$170	$187	$47,056	$47,413
____________________________________
(1)Includes a receivable of $1,341 million related to the tax benefits at the partnership’s advanced energy storage operation. Refer to Note 2(ad)(i) for additional details.
(2)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $3,032 million of assets pledged as collateral.
(4)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $8,140 million.

Schedule of Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2025 and 2024:

	2025			2024
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares (1)	$32	$—	$615	$60	$—	$—
Corporate and government bonds	42	3,192	—	21	3,033	249
Derivative assets	—	230	—	—	522	—
Other financial assets (2)	211	666	963	441	634	744
	$285	$4,088	$1,578	$522	$4,189	$993
Financial liabilities
Derivative liabilities	$—	$176	$—	$—	$332	$—
Other financial liabilities	—	—	25	—	—	25
	$—	$176	$25	$—	$332	$25
____________________________________
(1)Level 3 common shares include $584 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.
(2)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset backed securities and Level 3 other financial assets are primarily convertible preferred securities in the partnership’s audience measurement operation and secured debentures.
There were no transfers between levels during the year ended December 31, 2025.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2025	Carrying value December 31, 2024	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,192	$3,033
Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.

Derivative assets	$230	$522
Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates and commodity prices, respectively, at the end of the reporting period.

Other financial assets	$666	$634
Other financial assets primarily represent amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.

Derivative liabilities	$176	$332
Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Schedule of Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2025 and 2024:

	2025			2024
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares (1)	$32	$—	$615	$60	$—	$—
Corporate and government bonds	42	3,192	—	21	3,033	249
Derivative assets	—	230	—	—	522	—
Other financial assets (2)	211	666	963	441	634	744
	$285	$4,088	$1,578	$522	$4,189	$993
Financial liabilities
Derivative liabilities	$—	$176	$—	$—	$332	$—
Other financial liabilities	—	—	25	—	—	25
	$—	$176	$25	$—	$332	$25
____________________________________
(1)Level 3 common shares include $584 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.
(2)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset backed securities and Level 3 other financial assets are primarily convertible preferred securities in the partnership’s audience measurement operation and secured debentures.
There were no transfers between levels during the year ended December 31, 2025.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2025	Carrying value December 31, 2024	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,192	$3,033
Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.

Derivative assets	$230	$522
Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates and commodity prices, respectively, at the end of the reporting period.

Other financial assets	$666	$634
Other financial assets primarily represent amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.

Derivative liabilities	$176	$332
Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of material Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2025	Carrying value December 31, 2024	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$78	$74	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Common shares and other financial assets - equity instruments designated as measured at FVOCI	$989	$204	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - debt instruments measured at FVTPL	$511	$466	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets classified as Level 3 for years ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$993	$828
Fair value change recorded in net income	22	14
Fair value change recorded in other comprehensive income	197	18
Additions	761	177
Disposals	(421)	(48)
Foreign currency translation and other	26	4
Balance at end of year	$1,578	$993
The following table presents the change in the balance of financial liabilities classified as Level 3 for the years ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$25	$284
Fair value change recorded in net income	—	(151)
Fair value change recorded in other comprehensive income	—	(1)
Additions	—	12
Disposals	—	(117)
Foreign currency translation and other	—	(2)
Balance at end of year	$25	$25

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of material Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2025	Carrying value December 31, 2024	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$78	$74	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Common shares and other financial assets - equity instruments designated as measured at FVOCI	$989	$204	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - debt instruments measured at FVTPL	$511	$466	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets classified as Level 3 for years ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$993	$828
Fair value change recorded in net income	22	14
Fair value change recorded in other comprehensive income	197	18
Additions	761	177
Disposals	(421)	(48)
Foreign currency translation and other	26	4
Balance at end of year	$1,578	$993
The following table presents the change in the balance of financial liabilities classified as Level 3 for the years ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$25	$284
Fair value change recorded in net income	—	(151)
Fair value change recorded in other comprehensive income	—	(1)
Additions	—	12
Disposals	—	(117)
Foreign currency translation and other	—	(2)
Balance at end of year	$25	$25